Disposal groups classified as held for sale	12 Months Ended
Dec. 31, 2025
Disposal groups classified as held for sale
Disposal groups classified as held for sale

4.Disposal groups classified as held for sale

In February 2025, the Company’s management entered into an agreement to sell select assets of the Company’s wholly owned Spectra Laboratories, which was included in its Care Delivery segment. In December 2025, the closing conditions necessary to complete the sale were met and control of the assets were transferred to the buyer. The sale of the select assets qualifies as a divestiture of a business. The divestiture did not result in an impairment loss based upon the measurement of assets held for sale and the disposal group is recorded at its carrying amount. See note 5 e) for further details on impairment losses based upon the measurement of assets held for sale as well as other impairment of assets related to the proposed divestitures during 2025, 2024, and 2023.

As of December 31, 2025 and 2024, the following assets and liabilities were classified as held for sale. As a result of the completion of transactions during 2025, the amounts presented in the current year represent assets of disposal groups classified as held for sale that are immaterial both individually and in the aggregate:

Assets and liabilities of disposal groups classified as held for sale in € K
	2025	2024

Cash and cash equivalents	—	5,141
Trade accounts and other receivables from unrelated parties	—	27,085
Property, plant and equipment	—	16,346
Right-of-use assets	—	5,915
Goodwill (1)	—	92,557
Other	3,595	13,969
Assets held for sale	3,595	161,013

Accounts payable to unrelated parties	—	1,628
Lease liabilities	—	6,097
Provisions and other liabilities	—	19,786
Liability directly associated with assets held for sale	—	27,511
(1)	Goodwill was allocated to the disposal groups on a relative fair value basis.

As of December 31, 2025, 2024, and 2023, the accumulated foreign currency translation losses recognized in other comprehensive income related to the disposal groups amounted to €0, €44,693, and €4,230, respectively.

For information regarding disposal groups previously held for sale and subsequently divested, including the gains and losses recorded as a result of these divestitures, see notes 3 and 5 e).